Stock based compensation (Details 4) (Employee Stock Option [Member])	12 Months Ended
	Dec. 31, 2013 USD ($)		Dec. 31, 2013 EUR (€)	Dec. 31, 2012 USD ($)		Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)		Dec. 31, 2011 EUR (€)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance, Free of Charge Share Award Available for Grant -Beginning Balance	735,000		735,000	275,000		275,000	475,000		475,000
Options authorized, Share Available for Grant	600,000		600,000	1,000,000		1,000,000
Cancelled, Share Available for Grant	(10,000)		(10,000)
Granted, Shares Available For Grant	(710,000)		(710,000)	(550,000)		(550,000)	(200,000)		(200,000)
Exercised, Shares Available For Grant				0		0	0		0
Forfeited, Shares Available For Grant	13,000		13,000	10,000		10,000	0		0
Balance, Free of Charge Share Award Available for Grant - Ending Balance	628,000		628,000	735,000		735,000	275,000		275,000
Balance, Free of Charge Share Award Granted and Outstanding -Beginning Balance	3,272,490		3,272,490	3,140,990		3,140,990	3,098,490		3,098,490
Options authorized, Options Granted and Outstanding	0		0	0		0	0		0
Cancelled, Options Granted and Outstanding	0		0
Granted, Options Granted and Outstanding	710,000		710,000	550,000		550,000	200,000		200,000
Exercised, Options Granted and Outstanding				(195,000)		(195,000)	(44,200)		(44,200)
Forfeited, Options Granted and Outstanding	(647,500)		(647,500)	(223,500)		(223,500)	(113,300)		(113,300)
Balance, Free of Charge Share Award Granted and Outstanding - Ending Balance	3,334,990		3,334,990	3,272,490		3,272,490	3,140,990		3,140,990
Balance,Weighted Average Fair Value - Beginning Balance	$ 13.79	[1]	€ 10.90	$ 14.65	[1]	€ 11.66	$ 14.69	[1]	€ 11.71
Options Authorized, Weighted Average Exercise Price	$ 0	[1]	€ 0	$ 0	[1]	€ 0	$ 0	[1]	€ 0
Cancelled, Weighted Average Exercise Price	$ 0	[1]	€ 0
Granted, Weighted Average Exercise Price	$ 5.97	[1]	€ 4.36	$ 5.97	[1]	€ 4.67	$ 4.39	[1]	€ 3.28
Exercised, Weighted Average Exercise Price				$ 2.04	[1]	€ 2.33	$ 1.48	[1]	€ 1.63
Forfeited, Weighted Average Exercise Price	$ 15.29	[1]	€ 12.63	$ 16.88	[1]	€ 13.69	$ 8.93	[1]	€ 7.49
Balance, Weighted Average Fair Value - Ending Balance	$ 11.84	[1]	€ 9.17	$ 13.79	[1]	€ 10.90	$ 14.65	[1]	€ 11.66

[1]	Historical exchange rate at date of grant